CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (2,051,224)	$ (314,367)	¥ (219,068)	¥ (508,391)
Less: Loss from discontinued operations, net of tax	(368,156)	(56,422)	(391,770)	(401,145)
(Loss)/Income from continuing operations	(1,683,068)	(257,945)	172,702	(107,246)
Adjustments to reconcile net loss to net cash generated from/(used in) operating activities:
Share of net loss of equity investees	180	28	355	456
Fair value change of equity investments without readily determinable fair values under the measurement alternative	(18,687)	(2,864)	(14,155)	(64,628)
Deferred income tax	(828)	(127)	2,187	(4,306)
Depreciation and amortization	515,002	78,928	476,101	441,314
Lease expense to reduce operating lease right-of -use assets	1,205,629	184,771	750,572
Share-based compensation	129,651	19,870	91,693	104,136
Accretion on secured bank borrowings and convertible senior notes held by third parties	47,084	7,216	15,942
Accretion on convertible senior notes held by related parties	7,876	1,207	1,818
Allowance for credit losses and inventory provision	171,046	26,214	115,179	59,715
Loss on disposal of property and equipment	74,587	11,432	7,851	12,345
Gain on disposal of long-term investments	(5,658)	(867)	(22)
Gain on disposal of a subsidiary			(4,040)
Foreign exchange loss	8,243	1,263	4,375	7,624
Changes in operating assets and liabilities:
Accounts and notes receivable	52,904	8,108	(275,277)	(415,463)
Inventories	3,631	556	12,244	4,760
Prepayment and other current assets	(388,010)	(59,461)	(410,405)	(284,450)
Amounts due from related parties	(41,038)	(6,289)	(106,904)	50,593
Non-current deposits	(10,650)	(1,632)	(40,779)	68,138
Other non-current assets	16,584	2,542	(69,911)	(8,284)
Lease rental receivables-interest portion	(5,648)	(866)	(6,738)
Accounts and notes payable	918,502	140,767	639,654	606,518
Income tax payable	7,192	1,102	992	4,102
Customer advances and deposits and deferred revenue	40,491	6,206	266,100	286,507
Accrued expenses and other liabilities	332,360	50,934	148,702	281,855
Amounts due to related parties	(20,226)	(3,100)	(15,900)	(64,093)
Other non-current liabilities	(145,166)	(22,248)	(493)	761
Operating lease liabilities	(1,200,795)	(184,030)	(630,617)
Net cash generated from continuing operating activities	11,188	1,715	1,131,226	980,354
Net cash used in discontinued operating activities	(242,423)	(37,153)	(278,393)	(343,150)
Net cash generated from/(used in) operating activities	(231,235)	(35,438)	852,833	637,204
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(1,585,401)	(242,975)	(1,497,723)	(1,061,951)
Origination of lease rental and other financing receivables	(1,071,963)	(164,286)	(850,150)	(1,556,178)
Receipt of repayment on lease and other financing receivables-principal portion	876,230	134,288	697,380	309,403
Disposal of property and equipment and intangible assets	28,155	4,315	19,452	40,943
Cash paid for business acquisitions (net of cash acquired of RMB nil, RMB5,176 and RMB562 (US$86) for the years ended December 31, 2018, 2019 and 2020 respectively)	(12,628)	(1,934)	(29,661)	(26,218)
Acquisition of intangible assets	(2,089)	(320)	(4,711)	(1,235)
Disposal of long-term investments	26,896	4,122	450
Acquisition of long-term investments			(3,144)	(113,000)
Proceeds from disposal of a subsidiary			100
Proceeds from maturities of short-term investments	1,063,515	162,991	2,509,477	5,729,611
Purchase of short-term investments	(282,026)	(43,222)	(2,554,217)	(4,330,900)
Other investing activities, net	86,958	13,327	(205,727)	(189,698)
Net cash used in continuing investing activities	(872,353)	(133,694)	(1,918,474)	(1,199,223)
Net cash (used in)/generated from discontinued investing activities	(580)	(89)	5,992	(31,730)
Net cash used in investing activities	(872,933)	(133,783)	(1,912,482)	(1,230,953)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	3,098,516	474,869	2,997,596	2,409,800
Proceeds from long-term bank loans	75,838	11,623
Repayment of short-term bank loans	(2,341,900)	(358,912)	(2,034,586)	(2,211,184)
Proceeds from convertible bond held by related parties, net of issuance costs	1,061,421	162,670	687,677
Proceeds from convertible bond held by third parties, net of issuance costs			687,677
Purchase of capped calls			(159,138)
Proceeds from issuance of asset-backed securities to external investors, net of issuance costs	198,074	30,356	262,316
Principal repayment of borrowings from external investors	(210,991)	(32,336)	(157,417)
Borrowings for machinery and electronic equipment	160,000	24,521	94,000
Principal repayment of borrowings for machinery and electronic equipment loans	(71,917)	(11,022)	(14,470)
Proceeds from other financing activities	2,023	310	1,054
Principal repayment of financing lease liabilities	(1,179)	(181)	(1,215)	(5,459)
Contributions from non-controlling interest shareholders			8,318	2,446
Payment of deferred initial public offering costs				(9,836)
Proceeds from the exercise of share options	2,151	330	5,400	3,482
Repurchase of ordinary shares	(211,352)	(32,391)
Net cash generated from continuing financing activities	1,760,684	269,837	2,377,212	189,249
Net cash generated from/(used in)discontinued financing activities	(212,500)	(32,567)	(365,400)	367,900
Net cash generated from financing activities	1,548,184	237,270	2,011,812	557,149
Exchange rate effect on cash, cash equivalents and restricted cash	(192,110)	(29,442)	5,644	53,179
Net increase in cash, cash equivalents and restricted cash	251,906	38,607	957,807	16,579
Cash, cash equivalents and restricted cash at the beginning of the year	3,957,215	606,470	2,999,408	2,982,829
Cash, cash equivalents and restricted cash at the end of the year	4,209,121	645,077	3,957,215	2,999,408
Supplemental disclosures of cash flow information:
Income taxes paid	15,760	2,415	16,249	4,595
Interest expense paid	102,682	15,737	68,846	74,611
Supplemental disclosures of non-cash investing and financing activities:
Purchase of property and equipment included in accrued expenses and other liabilities	322,663	49,450	128,457	252,265
Acquisition of property and equipment through financing leases	4,279	656	3,435	3,596
Purchase consideration for business acquisitions included in accrued expenses and other liabilities	¥ 1,749	$ 268	¥ 11,095	¥ 12,335